Information about financial instruments - Schedule of Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	$ 28,701	$ 25,048	$ 36,474
Financial liabilities, at fair value	(58,168)	(42,820)	(47,493)
Available for sale instruments | Long-term investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	337	353	310
Level 1 | Available for sale instruments | Long-term investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	0	0	0
Level 2 | Available for sale instruments | Long-term investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	337	353	310
Level 3 | Available for sale instruments | Long-term investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	$ 0	0	0
Cash flow hedges | Financial instruments at fair value through other comprehensive income
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, at fair value		0	(150)
Cash flow hedges | Financial instruments at fair value through other comprehensive income | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, at fair value			0
Cash flow hedges | Financial instruments at fair value through other comprehensive income | Level 2
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, at fair value		$ 0	(150)
Cash flow hedges | Financial instruments at fair value through other comprehensive income | Level 3
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, at fair value			$ 0